TRADE AND OTHER PAYABLES (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Current [Abstract]
Trade payables	$ 1,677,757	$ 286,846
Accruals	196,450	255,965
Payroll liabilities	25,141	2,031
Total trade and other current payables	$ 1,899,348	$ 544,842